Shareholders' Equity - Additional Information (Details) - shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Preferred shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares issued	0	0	0
Preferred shares outstanding	0	0	0
Class A ordinary shares
Class Of Stock [Line Items]
Ordinary shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares issued	45,000,000	45,000,000	45,000,000
Ordinary shares outstanding	45,000,000	45,000,000	45,000,000
Ordinary shares subject to possible redemption	43,699,461	43,646,490	42,959,940
Ordinary shares issued	1,300,539	1,353,510	2,040,060
Ordinary shares outstanding	1,300,539	1,353,510	2,040,060
Class F ordinary shares
Class Of Stock [Line Items]
Ordinary shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares issued	11,250,000	11,250,000	11,250,000
Ordinary shares outstanding	11,250,000	11,250,000	11,250,000